General (Details) $ / shares in Units, $ in Thousands						1 Months Ended				12 Months Ended
	Jun. 30, 2025 USD ($)	Apr. 29, 2025 USD ($)	Mar. 17, 2025	Nov. 30, 2024 USD ($)	Jun. 30, 2024 USD ($) shares	Oct. 31, 2024 ₪ / shares	Oct. 31, 2024 $ / shares	Nov. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Dec. 31, 2024 USD ($) shares	Jun. 30, 2025 ₪ / shares	Jan. 16, 2025 USD ($)	Dec. 31, 2024 ₪ / shares	Dec. 31, 2023 USD ($)	Oct. 24, 2023 $ / shares	Nov. 25, 2022 $ / shares
General [Line Items]
Ordinary share par value (in New Shekels per share) | ₪ / shares											₪ 0.01		₪ 0.01
Shares Issued, Price Per Share (in Dollars per share) | $ / shares															$ 1	$ 1
Consecutive Business Days															30 days	30 days
Stockholders equity requirement												$ 2,500
Total stockholders equity	$ 3,813				$ 1,700					$ 3,860
Net proceeds								$ 1,700	$ 13,300
Direct offering and raised net proceeds				$ 1,580
Aggregate net proceeds	2,200
Gross proceed from exercise of warrants		$ 1,200
Accumulated losses	(32,800)
Convertible promissory note [Member[
General [Line Items]
Initial pre-paid advance					$ 2,000
Standby Equity Purchase Agreement [Member]
General [Line Items]
Ordinary shares issued (in Shares) | shares					307,175
Net proceeds from ordinary shares					$ 4,400
October Reverse Split [Member]
General [Line Items]
Reverse share split						the Company effected a one-for-twenty (1-for-20) reverse stock split of its Ordinary Shares (the “October Reverse Split”). As a result of the October Reverse Split, every twenty (20) Ordinary Shares issued and outstanding were combined into one Ordinary Share	the Company effected a one-for-twenty (1-for-20) reverse stock split of its Ordinary Shares (the “October Reverse Split”). As a result of the October Reverse Split, every twenty (20) Ordinary Shares issued and outstanding were combined into one Ordinary Share
March Reverse Split [Member]
General [Line Items]
Reverse share split			the Company effectuated an additional 1-for-4 reverse share split of its issued and outstanding Ordinary Shares (the “March Reverse Split”)
Common Stock [Member]
General [Line Items]
Reverse split par value | (per share)						₪ 0.01	$ 0
Total stockholders equity	$ 36,563				$ 27,070					$ 32,895				$ 24,900
Ordinary shares issued (in Shares) | shares										307,175